Annual Total Returns (Vanguard Total Bond Market II Index Fund - Investor Shares Retail) (Vanguard Total Bond Market II Index Fund, Vanguard Total Bond Market II Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Annual Total Return
2013	(2.26%)
2012	3.91%
2011	7.59%
2010	6.42%